State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

June 27, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)
File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the statutory prospectus for the Institutional Class, Investor Class and Administration Class of each of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, dated June 24, 2014, do not differ from those contained in Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on June 24, 2014 (Accession # 0001193125-14-247355).

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz

Kristin Schantz

Vice President and Counsel